Investment in Master Trust - Schedule of Investments and Other Assets and Liabilities (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust Balances
EBP, Master Trust [Line Items]
Investments - at fair value	$ 1,574,659,870	$ 1,385,502,212
Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Investments - at fair value	326,152,025	286,047,219
Master Trust Balances | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments - at fair value	79,879,705	62,442,672
Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Investments - at fair value	1,132,779,610	991,174,189
Master Trust Balances | Ingersoll Rand Stock Fund
EBP, Master Trust [Line Items]
Investments - at fair value	35,848,530	45,838,132
Plan's Interest In Master Trust Balances
EBP, Master Trust [Line Items]
Investments - at fair value	1,573,200,218	1,384,178,373
Plan's Interest In Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Investments - at fair value	325,848,459	285,807,775
Plan's Interest In Master Trust Balances | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments - at fair value	79,879,705	62,442,672
Plan's Interest In Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Investments - at fair value	1,131,623,524	990,089,794
Plan's Interest In Master Trust Balances | Ingersoll Rand Stock Fund
EBP, Master Trust [Line Items]
Investments - at fair value	$ 35,848,530	$ 45,838,132